SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	1 Months Ended	9 Months Ended
	Nov. 30, 2021	Aug. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF BASIC AND DILUTED NET LOSS PER COMMON SHARE

The following table reflects the calculation of basic and diluted net income per common share (in U.S. dollars, except per share amounts):

	For the Three Months Ended August 31, 2022
	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$112,132	$23,398
Denominator:
Basic and diluted weighted average shares outstanding	9,098,750	2,156,250

Basic and diluted net income per share of common stock	$0.01	$0.01

	For the Nine Months Ended August 31, 2022
	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$14,650	$3,473
Denominator:
Basic and diluted weighted average shares outstanding	6,940,287	2,156,250

Basic and diluted net income per share of common stock	$0.00	$0.00